Related Party Disclosures - Compensation of Key Management Personnel and Other Related Parties (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party disclosures
Short-term employee benefits	€ 47,586	€ 46,389
Post-employment benefits	7,965	7,965
Executive management
Related party disclosures
Key management personnel compensation	764,000	786,000
Short-term employee benefits	756,000	782,000
Post-employment benefits	8,000	4,000
Supervisory Board
Related party disclosures
Key management personnel compensation	110,000	150,000
Close Family Member
Related party disclosures
Key management personnel compensation	55,551	54,354
Executive management (Jurgen Eichner, CEO)
Related party disclosures
Payment of supervisory board compensation	€ 62,500,000	€ 10,000,000